Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Communication Services: 4.1%
26,934	(1)	Altice USA, Inc.	$157,025	0.0
66,537	(1),(2)	AMC Entertainment Holdings, Inc.	463,763	0.0
751		Cable One, Inc.	640,641	0.1
32,257	(1)	Dish Network Corp. - Class A	446,114	0.0
35,690		Electronic Arts, Inc.	4,129,690	0.4
38,767		Fox Corp. - Class A	1,189,372	0.1
18,337		Fox Corp. - Class B	522,604	0.1
31,532	(1),(2)	Frontier Communications Parent, Inc.	738,795	0.1
10,015	(1)	IAC, Inc.	554,631	0.1
50,622		Interpublic Group of Cos., Inc.	1,295,923	0.1
2,359	(1),(2)	Liberty Broadband Corp. - Series A	175,981	0.0
15,897	(1)	Liberty Broadband Corp. - Series C	1,173,199	0.1
2,722	(1)	Liberty Media Corp.- Liberty Formula One A Tracking Stock	142,959	0.0
25,836	(1)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	1,511,406	0.1
9,662	(1),(2)	Liberty Media Corp.- Liberty SiriusXM A Tracking Stock	367,832	0.0
19,924	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	751,334	0.1
19,834	(1)	Live Nation Entertainment, Inc.	1,508,177	0.1
132,269	(2)	Lumen Technologies, Inc.	962,918	0.1
2,440	(1)	Madison Square Garden Sports Corp.	333,450	0.0
36,686	(1)	Match Group, Inc.	1,751,756	0.2
21,170		New York Times Co.	608,638	0.1
49,688		News Corp - Class A	750,786	0.1
15,550		News Corp - Class B	239,781	0.0
4,800		Nexstar Media Group, Inc.	800,880	0.1
26,199		Omnicom Group	1,652,895	0.1
1,109	(2)	Paramount Global - Class A	23,888	0.0
74,256	(2)	Paramount Global - Class B	1,413,834	0.1
74,983	(1)	Pinterest, Inc.	1,747,104	0.2
13,308	(1),(2)	Playtika Holding Corp.	124,962	0.0
56,682	(1),(2)	ROBLOX Corp.	2,031,483	0.2
15,420	(1)	Roku, Inc.	869,688	0.1
90,349	(2)	Sirius XM Holdings, Inc.	515,893	0.0
18,025	(1)	Spotify Technology SA	1,555,558	0.1
21,031	(1)	Take-Two Interactive Software, Inc.	2,292,379	0.2
56,510	(1)	Trade Desk, Inc./The	3,376,473	0.3
13,148	(1)	TripAdvisor, Inc.	290,308	0.0
96,069	(1)	Twitter, Inc.	4,211,665	0.4
303,801	(1)	Warner Bros Discovery, Inc.	3,493,712	0.3
5,541	(2)	World Wrestling Entertainment, Inc.	388,812	0.0
35,387	(1)	ZoomInfo Technologies, Inc.	1,474,222	0.1
			46,680,531	4.1

		Consumer Discretionary: 11.2%
26,906	(2)	ADT, Inc.	201,526	0.0
7,862		Advance Auto Parts, Inc.	1,229,145	0.1
34,816	(1)	Aptiv PLC	2,722,959	0.2
29,846		Aramark	931,195	0.1
4,901	(1)	Autonation, Inc.	499,265	0.0
2,506	(1)	Autozone, Inc.	5,367,677	0.5
29,457		Bath & Body Works, Inc.	960,298	0.1
25,882		Best Buy Co., Inc.	1,639,366	0.1
30,390		BorgWarner, Inc.	954,246	0.1
10,062		Boyd Gaming Corp.	479,454	0.0
7,403	(1)	Bright Horizons Family Solutions, Inc.	426,783	0.0
9,540	(2)	Brunswick Corp.	624,393	0.1
8,477	(1),(2)	Burlington Stores, Inc.	948,491	0.1
26,414	(1)	Caesars Entertainment, Inc.	852,116	0.1
17,326	(1)	Capri Holdings Ltd.	666,011	0.1
20,653	(1),(2)	Carmax, Inc.	1,363,511	0.1
123,251	(1)	Carnival Corp.	866,455	0.1
4,907		Carter's, Inc.	321,556	0.0
13,428	(1),(2)	Carvana Co.	272,588	0.0
3,583	(1)	Chipotle Mexican Grill, Inc.	5,384,389	0.5
4,333		Choice Hotels International, Inc.	474,550	0.0
4,669		Churchill Downs, Inc.	859,796	0.1
4,636		Columbia Sportswear Co.	312,003	0.0
41,048		D.R. Horton, Inc.	2,764,583	0.2
15,763		Darden Restaurants, Inc.	1,991,182	0.2
3,390	(1)	Deckers Outdoor Corp.	1,059,748	0.1
7,005	(2)	Dick's Sporting Goods, Inc.	733,003	0.1
27,363	(1)	Dollar Tree, Inc.	3,724,104	0.3
4,625		Domino's Pizza, Inc.	1,434,675	0.1
32,179	(1)	DoorDash, Inc.	1,591,252	0.1
41,704	(1),(2)	DraftKings, Inc.	631,399	0.1
70,788		eBay, Inc.	2,605,706	0.2
16,281	(1)	Etsy, Inc.	1,630,217	0.1
19,471	(1)	Expedia Group, Inc.	1,824,238	0.2
7,026	(1)	Five Below, Inc.	967,269	0.1
13,289	(1),(2)	Floor & Decor Holdings, Inc.	933,685	0.1
34,562	(1),(2)	GameStop Corp.	868,543	0.1
25,462		Gap, Inc.	209,043	0.0
19,851		Garmin Ltd.	1,594,234	0.1
30,248		Gentex Corp.	721,112	0.1
17,878		Genuine Parts Co.	2,669,543	0.2
4,049	(1)	Grand Canyon Education, Inc.	333,030	0.0
20,529		H&R Block, Inc.	873,304	0.1
44,868		Hanesbrands, Inc.	312,281	0.0
17,319	(2)	Harley-Davidson, Inc.	604,087	0.1
16,915		Hasbro, Inc.	1,140,409	0.1
34,794		Hilton Worldwide Holdings, Inc.	4,196,852	0.4
6,350	(1)	Hyatt Hotels Corp.	514,096	0.0
16,474		Kohl's Corp.	414,321	0.0
42,592	(1)	Las Vegas Sands Corp.	1,598,052	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
7,661		Lear Corp.	$916,945	0.1
17,130		Leggett & Platt, Inc.	569,059	0.1
32,292		Lennar Corp. - Class A	2,407,369	0.2
1,905		Lennar Corp. - Class B	113,367	0.0
20,392	(1),(2)	Leslie's, Inc.	299,966	0.0
3,491		Lithia Motors, Inc.	748,994	0.1
33,055		LKQ Corp.	1,558,543	0.1
68,445	(1),(2)	Lucid Group, Inc.	956,177	0.1
14,384	(1)	Lululemon Athletica, Inc.	4,021,191	0.4
34,694		Macy's, Inc.	543,655	0.1
4,935		Marriott Vacations Worldwide Corp.	601,379	0.1
45,256	(1)	Mattel, Inc.	857,149	0.1
42,276		MGM Resorts International	1,256,443	0.1
10,154	(1),(2)	Mister Car Wash, Inc.	87,121	0.0
6,771	(1)	Mohawk Industries, Inc.	617,447	0.1
48,602	(2)	Newell Brands, Inc.	675,082	0.1
14,403		Nordstrom, Inc.	240,962	0.0
53,843	(1),(2)	Norwegian Cruise Line Holdings Ltd.	611,656	0.1
387	(1)	NVR, Inc.	1,543,000	0.1
8,034	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	414,554	0.0
8,081	(1)	O'Reilly Automotive, Inc.	5,683,771	0.5
38,885	(1),(2)	Peloton Interactive, Inc.	269,473	0.0
20,329	(1),(2)	Penn Entertainment, Inc.	559,251	0.1
3,455	(2)	Penske Auto Group, Inc.	340,076	0.0
10,421	(1),(2)	Petco Health & Wellness Co., Inc.	116,298	0.0
10,865	(1)	Planet Fitness, Inc.	626,476	0.1
7,274	(2)	Polaris, Inc.	695,758	0.1
4,966		Pool Corp.	1,580,231	0.1
29,655		Pulte Group, Inc.	1,112,062	0.1
8,646		PVH Corp.	387,341	0.0
32,555	(1),(2)	QuantumScape Corp.	273,788	0.0
5,449	(2)	Ralph Lauren Corp.	462,784	0.0
2,546	(1)	RH	626,494	0.1
66,911	(1),(2)	Rivian Automotive, Inc.	2,202,041	0.2
44,455		Ross Stores, Inc.	3,746,223	0.3
28,361	(1)	Royal Caribbean Cruises Ltd.	1,074,882	0.1
19,874		Service Corp. International	1,147,525	0.1
9,569	(1),(2)	Six Flags Entertainment Corp.	169,371	0.0
17,223	(1)	Skechers USA, Inc.	546,314	0.1
32,430		Tapestry, Inc.	921,985	0.1
21,634		Tempur Sealy International, Inc.	522,245	0.1
15,645	(1)	Terminix Global Holdings, Inc.	599,047	0.1
6,813	(2)	Thor Industries, Inc.	476,774	0.0
13,868		Toll Brothers, Inc.	582,456	0.1
4,158	(1)	TopBuild Corp.	685,155	0.1
14,403		Tractor Supply Co.	2,677,230	0.2
10,588		Travel + Leisure Co.	361,263	0.0
6,617	(1)	Ulta Beauty, Inc.	2,654,674	0.2
24,257	(1)	Under Armour, Inc. - Class A	161,309	0.0
25,737	(1)	Under Armour, Inc. - Class C	153,392	0.0
5,179		Vail Resorts, Inc.	1,116,800	0.1
45,012	(2)	VF Corp.	1,346,309	0.1
10,646	(1),(2)	Victoria's Secret & Co.	310,011	0.0
10,038	(1),(2)	Wayfair, Inc.	326,737	0.0
21,955		Wendy's Company	410,339	0.0
6,866		Whirlpool Corp.	925,605	0.1
8,793		Williams-Sonoma, Inc.	1,036,255	0.1
11,428		Wyndham Hotels & Resorts, Inc.	701,108	0.1
13,419	(1)	Wynn Resorts Ltd.	845,800	0.1
11,103	(1)	YETI Holdings, Inc.	316,658	0.0
36,872		Yum! Brands, Inc.	3,920,968	0.3
			128,010,079	11.2

		Consumer Staples: 3.6%
21,667		Albertsons Cos, Inc.	538,642	0.1
17,251	(1)	BJ's Wholesale Club Holdings, Inc.	1,256,045	0.1
1,216	(1),(2)	Boston Beer Co., Inc.	393,558	0.0
5,856		Brown-Forman Corp. - Class A	395,631	0.0
23,632		Brown-Forman Corp. - Class B	1,573,182	0.1
18,041		Bunge Ltd.	1,489,645	0.1
24,959	(2)	Campbell Soup Co.	1,176,068	0.1
4,772		Casey's General Stores, Inc.	966,425	0.1
31,268		Church & Dwight Co., Inc.	2,233,786	0.2
15,868		Clorox Co.	2,037,292	0.2
60,613		Conagra Brands, Inc.	1,977,802	0.2
44,636	(1)	Coty, Inc - Class A	282,100	0.0
20,599	(1)	Darling Ingredients, Inc.	1,362,624	0.1
24,129		Flowers Foods, Inc.	595,745	0.1
5,852	(1)	Freshpet, Inc.	293,127	0.0
11,356	(1)	Grocery Outlet Holding Corp.	378,041	0.0
18,797		Hershey Co.	4,144,175	0.4
36,915		Hormel Foods Corp.	1,677,418	0.1
8,438		Ingredion, Inc.	679,428	0.1
13,273		JM Smucker Co.	1,823,843	0.2
32,503		Kellogg Co.	2,264,159	0.2
84,447		Kroger Co.	3,694,556	0.3
18,557		Lamb Weston Holdings, Inc.	1,435,941	0.1
32,280		McCormick & Co., Inc.	2,300,596	0.2
22,537	(2)	Molson Coors Beverage Co.	1,081,551	0.1
16,096	(1),(2)	Olaplex Holdings, Inc.	153,717	0.0
19,579	(1)	Performance Food Group Co.	840,918	0.1
6,090	(1)	Pilgrim's Pride Corp.	140,192	0.0
7,042	(1)	Post Holdings, Inc.	576,810	0.1
6,991	(2)	Reynolds Consumer Products, Inc.	181,836	0.0
32		Seaboard Corp.	108,885	0.0
5,130	(2)	Spectrum Brands Holdings, Inc.	200,224	0.0
36,683		Tyson Foods, Inc.	2,418,510	0.2
25,981	(1)	US Foods Holding Corp.	686,938	0.1
			41,359,410	3.6

		Energy: 4.9%
43,286	(2)	Antero Midstream Corp.	397,365	0.0
37,239	(1)	Antero Resources Corp.	1,136,907	0.1
41,893		APA Corp.	1,432,322	0.1
122,528		Baker Hughes Co.	2,568,187	0.2
32,055		Cheniere Energy, Inc.	5,318,245	0.5

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
15,592	(2)	Chesapeake Energy Corp.	$1,468,922	0.1
4,641	(2)	Continental Resources, Inc.	310,065	0.0
101,057		Coterra Energy, Inc.	2,639,609	0.2
84,726		Devon Energy Corp.	5,094,574	0.4
22,283		Diamondback Energy, Inc.	2,684,210	0.2
12,476		DT Midstream, Inc.	647,380	0.1
3,940		Enviva, Inc.	236,636	0.0
47,450	(2)	EQT Corp.	1,933,588	0.2
115,708		Halliburton Co.	2,848,731	0.3
36,264		Hess Corp.	3,952,413	0.3
18,761		HF Sinclair Corp.	1,010,092	0.1
86,974		Marathon Oil Corp.	1,963,873	0.2
6,203		New Fortress Energy, Inc.	271,133	0.0
50,390		NOV, Inc.	815,310	0.1
57,245		Oneok, Inc.	2,933,234	0.3
32,902		Ovintiv, Inc.	1,513,492	0.1
12,180		PDC Energy, Inc.	703,882	0.1
61,975		Phillips 66	5,002,622	0.4
32,984		Range Resources Corp.	833,176	0.1
143,279	(1)	Southwestern Energy Co.	876,867	0.1
29,093		Targa Resources Corp.	1,755,472	0.2
737	(2)	Texas Pacific Land Corp.	1,309,819	0.1
156,871		Williams Cos., Inc.	4,491,217	0.4
			56,149,343	4.9

		Financials: 13.6%
4,884		Affiliated Managers Group, Inc.	546,275	0.0
80,704		Aflac, Inc.	4,535,565	0.4
67,241	(2)	AGNC Investment Corp.	566,169	0.0
1,685	(1)	Alleghany Corp.	1,414,338	0.1
34,694		Allstate Corp.	4,320,444	0.4
39,688		Ally Financial, Inc.	1,104,517	0.1
8,663		American Financial Group, Inc.	1,064,943	0.1
13,914		Ameriprise Financial, Inc.	3,505,632	0.3
55,445		Annaly Capital Management, Inc.	951,436	0.1
59,138		Apollo Global Management, Inc.	2,749,917	0.2
45,607	(1)	Arch Capital Group Ltd.	2,076,943	0.2
19,530		Ares Management Corp.	1,209,883	0.1
26,794		Arthur J. Gallagher & Co.	4,587,669	0.4
6,850		Assurant, Inc.	995,100	0.1
7,655		Assured Guaranty Ltd.	370,885	0.0
10,017		Axis Capital Holdings Ltd.	492,336	0.0
5,091		Bank of Hawaii Corp.	387,527	0.0
94,601		Bank of New York Mellon Corp.	3,644,031	0.3
14,395	(2)	Bank OZK	569,466	0.0
53,519		Blue Owl Capital, Inc.	493,980	0.0
3,784		BOK Financial Corp.	336,246	0.0
9,177	(1)	Brighthouse Financial, Inc.	398,465	0.0
30,438		Brown & Brown, Inc.	1,840,890	0.2
26,654		Carlyle Group, Inc./The	688,739	0.1
13,631		Cboe Global Markets, Inc.	1,599,870	0.1
20,138	(2)	Cincinnati Financial Corp.	1,803,761	0.2
62,873		Citizens Financial Group, Inc.	2,160,316	0.2
3,512		CNA Financial Corp.	129,593	0.0
20,327	(1),(2)	Coinbase Global, Inc.	1,310,888	0.1
16,818		Comerica, Inc.	1,195,760	0.1
14,101		Commerce Bancshares, Inc.	932,922	0.1
863	(1),(2)	Credit Acceptance Corp.	377,994	0.0
7,509		Cullen/Frost Bankers, Inc.	992,840	0.1
35,140		Discover Financial Services	3,194,929	0.3
18,207		East West Bancorp, Inc.	1,222,418	0.1
48,172		Equitable Holdings, Inc.	1,269,332	0.1
3,228	(2)	Erie Indemnity Co.	717,617	0.1
4,694		Evercore, Inc.	386,082	0.0
5,010		Everest Re Group Ltd.	1,314,824	0.1
4,887		Factset Research Systems, Inc.	1,955,338	0.2
33,957		Fidelity National Financial, Inc.	1,229,243	0.1
87,737		Fifth Third Bancorp	2,804,075	0.2
12,988		First American Financial Corp.	598,747	0.1
1,569		First Citizens BancShares, Inc.	1,251,168	0.1
16,443		First Hawaiian, Inc.	404,991	0.0
68,130		First Horizon Corp.	1,560,177	0.1
23,414		First Republic Bank	3,056,698	0.3
44,925		FNB Corp.	521,130	0.0
36,737	(2)	Franklin Resources, Inc.	790,580	0.1
11,513		Globe Life, Inc.	1,147,846	0.1
4,557		Hanover Insurance Group, Inc.	583,934	0.1
41,533		Hartford Financial Services Group, Inc.	2,572,554	0.2
184,797		Huntington Bancshares, Inc.	2,435,624	0.2
11,955		Interactive Brokers Group, Inc.	764,044	0.1
48,074	(2)	Invesco Ltd.	658,614	0.1
17,509		Janus Henderson Group PLC	355,608	0.0
26,180		Jefferies Financial Group, Inc.	772,310	0.1
8,177	(2)	Kemper Corp.	337,383	0.0
119,645		Keycorp	1,916,713	0.2
73,655		KKR & Co., Inc.	3,167,165	0.3
11,505	(2)	Lazard Ltd.	366,204	0.0
21,844		Lincoln National Corp.	959,170	0.1
25,669		Loews Corp.	1,279,343	0.1
10,250		LPL Financial Holdings, Inc.	2,239,420	0.2
22,523		M&T Bank Corp.	3,971,255	0.3
1,720	(1)	Markel Corp.	1,864,858	0.2
4,782		MarketAxess Holdings, Inc.	1,063,947	0.1
38,843		MGIC Investment Corp.	497,967	0.0
3,201		Morningstar, Inc.	679,636	0.1
10,151		MSCI, Inc. - Class A	4,281,590	0.4
44,274		Nasdaq, Inc.	2,509,450	0.2
59,305	(2)	New York Community Bancorp., Inc.	505,872	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
26,468		Northern Trust Corp.	$2,264,602	0.2
36,403		Old Republic International Corp.	761,915	0.1
14,953		OneMain Holdings, Inc.	441,413	0.0
14,961		PacWest Bancorp	338,119	0.0
9,648		Pinnacle Financial Partners, Inc.	782,453	0.1
9,462		Popular, Inc.	681,832	0.1
4,791		Primerica, Inc.	591,449	0.1
31,761	(2)	Principal Financial Group, Inc.	2,291,556	0.2
11,272		Prosperity Bancshares, Inc.	751,617	0.1
48,328		Prudential Financial, Inc.	4,145,576	0.4
25,067		Raymond James Financial, Inc.	2,477,121	0.2
120,358		Regions Financial Corp.	2,415,585	0.2
8,603		Reinsurance Group of America, Inc.	1,082,343	0.1
5,543		RenaissanceRe Holdings Ltd.	778,182	0.1
54,919		Rithm Capital Corp.	402,007	0.0
72,354	(1)	Robinhood Markets, Inc.	730,775	0.1
14,605	(2)	Rocket Cos, Inc.	92,304	0.0
10,588	(1),(2)	Ryan Specialty Holdings, Inc.	430,085	0.0
13,239		SEI Investments Co.	649,373	0.1
7,977		Signature Bank	1,204,527	0.1
32,195		SLM Corp.	450,408	0.0
102,353	(1),(2)	SoFi Technologies, Inc.	499,483	0.0
37,602		Starwood Property Trust, Inc.	685,108	0.1
47,247		State Street Corp.	2,873,090	0.3
13,300		Stifel Financial Corp.	690,403	0.1
7,558	(1)	SVB Financial Group	2,537,825	0.2
61,817		Synchrony Financial	1,742,621	0.2
18,535		Synovus Financial Corp.	695,248	0.1
28,820	(2)	T. Rowe Price Group, Inc.	3,026,388	0.3
6,448		TFS Financial Corp.	83,824	0.0
13,864		Tradeweb Markets, Inc.	782,207	0.1
27,815		Umpqua Holdings Corp.	475,358	0.0
25,786		Unum Group	1,000,497	0.1
9,079	(1),(2)	Upstart Holdings, Inc.	188,752	0.0
12,290	(2)	UWM Holdings Corp.	36,010	0.0
12,540		Virtu Financial, Inc.	260,456	0.0
12,530	(2),(3)	Voya Financial, Inc.	758,065	0.1
22,483		Webster Financial Corp.	1,016,232	0.1
13,612		Western Alliance Bancorp.	894,853	0.1
363		White Mountains Insurance Group Ltd.	472,996	0.0
14,084		Willis Towers Watson PLC	2,830,039	0.2
7,713		Wintrust Financial Corp.	628,995	0.1
26,507		WR Berkley Corp.	1,711,822	0.2
19,174		Zions Bancorp NA	975,190	0.1
			155,191,900	13.6

		Health Care: 10.4%
11,847	(1)	10X Genomics, Inc.	337,403	0.0
5,753	(1)	Abiomed, Inc.	1,413,282	0.1
11,464	(1)	Acadia Healthcare Co., Inc.	896,256	0.1
38,621		Agilent Technologies, Inc.	4,694,383	0.4
24,340	(1),(2)	agilon health, Inc.	570,043	0.0
10,103	(1)	Align Technology, Inc.	2,092,432	0.2
15,543	(1)	Alnylam Pharmaceuticals, Inc.	3,111,087	0.3
4,116	(1)	Amedisys, Inc.	398,388	0.0
19,010		AmerisourceBergen Corp.	2,572,623	0.2
78,522	(1)	Avantor, Inc.	1,539,031	0.1
9,534		Azenta, Inc.	408,627	0.0
18,775	(1)	Biogen, Inc.	5,012,925	0.4
23,762	(1)	BioMarin Pharmaceutical, Inc.	2,014,305	0.2
2,753	(1)	Bio-Rad Laboratories, Inc.	1,148,386	0.1
5,008		Bio-Techne Corp.	1,422,272	0.1
14,007		Bruker Corp.	743,211	0.1
35,084		Cardinal Health, Inc.	2,339,401	0.2
21,977	(1)	Catalent, Inc.	1,590,256	0.1
14,963	(1)	Certara, Inc.	198,709	0.0
34,053	(1)	Change Healthcare, Inc.	936,117	0.1
6,492	(1)	Charles River Laboratories International, Inc.	1,277,626	0.1
1,881		Chemed Corp.	821,169	0.1
6,256		Cooper Cos., Inc.	1,650,958	0.1
7,256	(1)	DaVita, Inc.	600,579	0.1
4,197	(1)	Definitive Healthcare Corp.	65,221	0.0
27,587		Dentsply Sirona, Inc.	782,091	0.1
50,440	(1)	DexCom, Inc.	4,062,438	0.4
14,003	(1),(2)	Doximity, Inc.	423,171	0.0
57,327	(1)	Elanco Animal Health, Inc.	711,428	0.1
12,607		Encompass Health Corp.	570,215	0.0
6,304	(1)	Enhabit, Inc.	88,508	0.0
6,518	(1)	Enovis Corp.	300,284	0.0
20,953	(1)	Envista Holdings Corp.	687,468	0.1
22,507	(1)	Exact Sciences Corp.	731,252	0.1
40,680	(1)	Exelixis, Inc.	637,862	0.1
9,832	(1)	Globus Medical, Inc.	585,692	0.1
12,546	(1),(2)	Guardant Health, Inc.	675,351	0.1
17,407	(1)	Henry Schein, Inc.	1,144,858	0.1
31,674	(1)	Hologic, Inc.	2,043,607	0.2
28,915	(1)	Horizon Therapeutics Plc	1,789,549	0.2
2,596	(1),(2)	ICU Medical, Inc.	390,958	0.0
10,738	(1)	Idexx Laboratories, Inc.	3,498,440	0.3
23,498	(1)	Incyte Corp., Ltd.	1,565,907	0.1
8,864	(1)	Insulet Corp.	2,033,402	0.2
9,323	(1)	Integra LifeSciences Holdings Corp.	394,922	0.0
18,183	(1)	Ionis Pharmaceuticals, Inc.	804,234	0.1
23,892	(1)	IQVIA Holdings, Inc.	4,327,797	0.4
7,844	(1)	Jazz Pharmaceuticals PLC	1,045,527	0.1
11,635		Laboratory Corp. of America Holdings	2,382,964	0.2
14,137	(1)	Maravai LifeSciences Holdings, Inc.	360,918	0.0
6,108	(1)	Masimo Corp.	862,205	0.1
2,881	(1)	Mettler Toledo International, Inc.	3,123,350	0.3
5,540	(1)	Mirati Therapeutics, Inc.	386,914	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
7,375	(1)	Molina Healthcare, Inc.	$2,432,570	0.2
11,107	(1)	Natera, Inc.	486,709	0.0
12,202	(1)	Neurocrine Biosciences, Inc.	1,295,974	0.1
10,047	(1)	Novavax, Inc.	182,855	0.0
13,302	(1),(2)	Novocure Ltd.	1,010,686	0.1
14,997	(1),(2)	Oak Street Health, Inc.	367,726	0.0
32,716		Organon & Co.	765,554	0.1
4,591	(1),(2)	Penumbra, Inc.	870,454	0.1
16,241		PerkinElmer, Inc.	1,954,280	0.2
17,289		Perrigo Co. PLC	616,526	0.1
15,156		Premier, Inc.	514,395	0.0
29,204	(1)	QIAGEN NV	1,205,541	0.1
15,062		Quest Diagnostics, Inc.	1,847,957	0.2
6,360	(1)	QuidelOrtho Corp.	454,613	0.0
7,120	(1)	Repligen Corp.	1,332,223	0.1
18,606		Resmed, Inc.	4,061,690	0.4
47,261		Royalty Pharma PLC	1,898,947	0.2
10,834	(1)	Sarepta Therapeutics, Inc.	1,197,590	0.1
17,505	(1)	Seagen, Inc.	2,395,209	0.2
9,136	(1)	Signify Health, Inc.	266,314	0.0
12,799	(1)	Sotera Health Co.	87,289	0.0
12,850		STERIS Public Ltd. Co.	2,136,698	0.2
13,192	(1)	Syneos Health, Inc.	622,003	0.1
8,214	(1)	Tandem Diabetes Care, Inc.	393,040	0.0
20,674	(1),(2)	Teladoc Health, Inc.	524,086	0.0
6,041		Teleflex, Inc.	1,217,020	0.1
13,684	(1)	Tenet Healthcare Corp.	705,821	0.1
8,597	(1)	Ultragenyx Pharmaceutical, Inc.	356,002	0.0
5,743	(1)	United Therapeutics Corp.	1,202,469	0.1
8,182		Universal Health Services, Inc.	721,489	0.1
17,944	(1)	Veeva Systems, Inc.	2,958,607	0.3
156,023		Viatris, Inc.	1,329,316	0.1
7,712	(1)	Waters Corp.	2,078,615	0.2
9,535		West Pharmaceutical Services, Inc.	2,346,373	0.2
27,017		Zimmer Biomet Holdings, Inc.	2,824,627	0.2
			118,927,270	10.4

		Industrials: 15.0%
4,198		Acuity Brands, Inc.	661,059	0.1
8,248		Advanced Drainage Systems, Inc.	1,025,804	0.1
16,954		AECOM	1,159,145	0.1
7,991		AGCO Corp.	768,494	0.1
13,374		Air Lease Corp.	414,728	0.0
15,926	(1)	Alaska Air Group, Inc.	623,503	0.1
11,282		Allegion Public Ltd.	1,011,770	0.1
12,445		Allison Transmission Holdings, Inc.	420,143	0.0
1,158		AMERCO	589,677	0.1
83,156	(1),(2)	American Airlines Group, Inc.	1,001,198	0.1
29,673		Ametek, Inc.	3,365,215	0.3
16,311		AO Smith Corp.	792,388	0.1
5,924		Armstrong World Industries, Inc.	469,359	0.0
3,828	(1)	Avis Budget Group, Inc.	568,305	0.1
8,697	(1)	Axon Enterprise, Inc.	1,006,678	0.1
14,320	(1)	AZEK Co., Inc./The	237,998	0.0
16,902		Booz Allen Hamilton Holding Corp.	1,560,900	0.1
19,855	(1)	Builders FirstSource, Inc.	1,169,857	0.1
11,754		BWX Technologies, Inc.	592,049	0.1
2,983	(1)	CACI International, Inc.	778,742	0.1
6,621		Carlisle Cos., Inc.	1,856,595	0.2
109,178		Carrier Global Corp.	3,882,370	0.3
15,726	(2)	CH Robinson Worldwide, Inc.	1,514,571	0.1
32,207	(1),(2)	ChargePoint Holdings, Inc.	475,375	0.0
11,149		Cintas Corp.	4,327,930	0.4
60,772	(1)	Clarivate PLC	570,649	0.1
6,562	(1)	Clean Harbors, Inc.	721,689	0.1
3,693	(1),(2)	Copa Holdings S.A.- Class A	247,468	0.0
27,445	(1)	Copart, Inc.	2,920,148	0.3
9,175	(1)	Core & Main, Inc.	208,639	0.0
50,604	(1)	CoStar Group, Inc.	3,524,569	0.3
6,056		Crane Holdings Co.	530,142	0.0
18,151		Cummins, Inc.	3,693,910	0.3
4,930		Curtiss-Wright Corp.	686,059	0.1
82,430	(1)	Delta Air Lines, Inc.	2,312,986	0.2
15,879		Donaldson Co., Inc.	778,230	0.1
18,527		Dover Corp.	2,159,878	0.2
7,104	(1),(2)	Driven Brands Holdings, Inc.	198,770	0.0
32,367		Dun & Bradstreet Holdings, Inc.	401,027	0.0
15,652	(2)	Equifax, Inc.	2,683,222	0.2
6,525		Esab Corp.	217,674	0.0
20,999		Expeditors International Washington, Inc.	1,854,422	0.2
74,131		Fastenal Co.	3,412,991	0.3
16,763		Flowserve Corp.	407,341	0.0
46,196		Fortive Corp.	2,693,227	0.2
16,620		Fortune Brands Home & Security, Inc.	892,328	0.1
4,339	(1)	FTI Consulting, Inc.	719,016	0.1
13,891	(1)	Gates Industrial Corp. PLC	135,576	0.0
8,021	(1)	Generac Holdings, Inc.	1,428,861	0.1
21,609		Graco, Inc.	1,295,460	0.1
13,599	(1)	GXO Logistics, Inc.	476,781	0.0
8,861	(1)	Hayward Holdings, Inc.	78,597	0.0
10,164		Heico Corp. - Class A - HEI.A	1,164,998	0.1
5,788	(2)	Heico Corp. - HEI	833,356	0.1
26,225	(1),(2)	Hertz Global Holdings, Inc.	426,943	0.0
10,788		Hexcel Corp.	557,955	0.0
48,269		Howmet Aerospace, Inc.	1,492,960	0.1
6,894		Hubbell, Inc.	1,537,362	0.1
5,067		Huntington Ingalls Industries, Inc.	1,122,340	0.1
17,231	(1)	IAA, Inc.	548,807	0.0
9,782		IDEX Corp.	1,954,933	0.2
52,309		Ingersoll Rand, Inc.	2,262,887	0.2
10,747		ITT, Inc.	702,209	0.1
16,457		Jacobs Solutions, Inc.	1,785,420	0.2
10,740		JB Hunt Transport Services, Inc.	1,679,951	0.1
41,291	(1)	JetBlue Airways Corp.	273,759	0.0
17,847		KBR, Inc.	771,347	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
7,685	(1)	Kirby Corp.	$467,017	0.0
20,085		Knight-Swift Transportation Holdings, Inc.	982,759	0.1
4,656	(2)	Landstar System, Inc.	672,187	0.1
17,539		Leidos Holdings, Inc.	1,534,136	0.1
4,113		Lennox International, Inc.	915,842	0.1
7,213		Lincoln Electric Holdings, Inc.	906,818	0.1
39,947	(1)	Lyft, Inc.	526,102	0.0
6,620		Manpowergroup, Inc.	428,248	0.0
29,008		Masco Corp.	1,354,384	0.1
7,657	(1)	Mastec, Inc.	486,219	0.0
26,005		MDU Resources Group, Inc.	711,237	0.1
7,322	(1)	Mercury Systems, Inc.	297,273	0.0
6,884	(1),(2)	Middleby Corp.	882,322	0.1
4,752		MSA Safety, Inc.	519,299	0.0
5,948		MSC Industrial Direct Co.	433,074	0.0
46,116		Nielsen Holdings PLC	1,278,336	0.1
7,458		Nordson Corp.	1,583,110	0.1
21,267		nVent Electric PLC	672,250	0.1
12,941	(2)	Old Dominion Freight Line	3,219,333	0.3
8,453		Oshkosh Corp.	594,161	0.1
54,493		Otis Worldwide Corp.	3,476,653	0.3
12,475		Owens Corning, Inc.	980,660	0.1
43,939		Paccar, Inc.	3,677,255	0.3
16,482		Parker Hannifin Corp.	3,993,753	0.4
21,183		Pentair PLC	860,665	0.1
66,870	(1),(2)	Plug Power, Inc.	1,404,939	0.1
18,322		Quanta Services, Inc.	2,334,040	0.2
8,628		Regal Rexnord Corp.	1,211,026	0.1
26,558		Republic Services, Inc.	3,612,950	0.3
13,860		Robert Half International, Inc.	1,060,290	0.1
14,975		Rockwell Automation, Inc.	3,221,272	0.3
29,829	(2)	Rollins, Inc.	1,034,470	0.1
6,364		Ryder System, Inc.	480,418	0.0
6,963		Schneider National, Inc.	141,349	0.0
7,166		Science Applications International Corp.	633,689	0.1
19,758		Sensata Technologies Holding PLC	736,578	0.1
5,728	(1)	SiteOne Landscape Supply, Inc.	596,514	0.1
6,770		Snap-On, Inc.	1,363,139	0.1
76,260	(1)	Southwest Airlines Co.	2,351,858	0.2
13,434		Spirit Aerosystems Holdings, Inc.	294,473	0.0
19,013		Stanley Black & Decker, Inc.	1,429,968	0.1
11,800	(1)	Stericycle, Inc.	496,898	0.0
26,438	(1)	Sunrun, Inc.	729,424	0.1
6,859		Tetra Tech, Inc.	881,587	0.1
27,204		Textron, Inc.	1,584,905	0.1
8,023		Timken Co.	473,678	0.0
13,435		Toro Co.	1,161,859	0.1
30,049		Trane Technologies PLC	4,351,396	0.4
6,613		TransDigm Group, Inc.	3,470,635	0.3
24,779		TransUnion	1,474,103	0.1
14,182	(1)	Trex Co., Inc.	623,157	0.1
41,999	(1)	United Airlines Holdings, Inc.	1,366,227	0.1
8,992	(1)	United Rentals, Inc.	2,428,919	0.2
21,159	(1)	Univar Solutions, Inc.	481,156	0.0
2,705		Valmont Industries, Inc.	726,617	0.1
20,003		Verisk Analytics, Inc.	3,411,112	0.3
39,081		Vertiv Holdings Co.	379,867	0.0
4,241	(2)	Watsco, Inc.	1,091,888	0.1
5,735	(1)	Wesco International, Inc.	684,644	0.1
23,309		Westinghouse Air Brake Technologies Corp.	1,896,187	0.2
26,788	(1)	WillScot Mobile Mini Holdings Corp.	1,080,360	0.1
7,577	(2)	Woodward, Inc.	608,130	0.1
5,868		WW Grainger, Inc.	2,870,567	0.3
13,178	(1)	XPO Logistics, Inc.	586,685	0.1
23,065		Xylem, Inc.	2,014,958	0.2
			170,873,765	15.0

		Information Technology: 16.3%
22,855	(1),(2)	Affirm Holdings, Inc.	428,760	0.0
20,162	(1)	Akamai Technologies, Inc.	1,619,412	0.1
8,533	(1)	Allegro MicroSystems, Inc.	186,446	0.0
7,635	(1)	Alteryx, Inc.	426,338	0.0
15,552		Amdocs Ltd.	1,235,606	0.1
75,425		Amphenol Corp.	5,050,458	0.4
11,201	(1)	ANSYS, Inc.	2,483,262	0.2
28,174	(1),(2)	AppLovin Corp.	549,111	0.1
31,689	(1)	Arista Networks, Inc.	3,577,371	0.3
8,228	(1)	Arrow Electronics, Inc.	758,539	0.1
3,471	(1)	Aspen Technology, Inc.	826,792	0.1
11,157	(1)	Avalara, Inc.	1,024,213	0.1
12,111		Avnet, Inc.	437,449	0.0
21,706	(2)	Bentley Systems, Inc.	663,987	0.1
12,563	(1)	Bill.com Holdings, Inc.	1,662,964	0.1
19,897	(1)	Black Knight, Inc.	1,287,933	0.1
15,024		Broadridge Financial Solutions, Inc. ADR	2,168,264	0.2
35,135	(1)	Cadence Design Systems, Inc.	5,742,113	0.5
21,770	(1)	CCC Intelligent Solutions Holdings, Inc.	198,107	0.0
17,411		CDW Corp.	2,717,509	0.2
17,619	(1)	Ceridian HCM Holding, Inc.	984,550	0.1
19,170	(1)	Ciena Corp.	775,043	0.1
7,167	(1)	Cirrus Logic, Inc.	493,090	0.0
16,223		Citrix Systems, Inc.	1,687,192	0.2
35,979	(1),(2)	Cloudflare, Inc.	1,989,999	0.2
22,371		Cognex Corp.	927,278	0.1
16,422	(1)	Coherent Corp.	572,307	0.1
5,557		Concentrix Corp.	620,328	0.1
15,990	(1)	Confluent, Inc.	380,082	0.0
97,235		Corning, Inc.	2,821,760	0.2
9,686	(1)	Coupa Software, Inc.	569,537	0.1
27,076	(1)	Crowdstrike Holdings, Inc.	4,462,396	0.4
34,188	(1)	Datadog, Inc.	3,035,211	0.3
33,353		Dell Technologies, Inc.	1,139,672	0.1
25,436	(1)	DocuSign, Inc.	1,360,063	0.1
7,856		Dolby Laboratories, Inc.	511,818	0.0
8,150	(1),(2)	DoubleVerify Holdings, Inc.	222,903	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
35,249	(1)	Dropbox, Inc.	$730,359	0.1
29,615	(1)	DXC Technology Co.	724,975	0.1
25,607	(1)	Dynatrace, Inc.	891,380	0.1
9,962	(1)	Elastic NV	714,674	0.1
16,855	(1)	Enphase Energy, Inc.	4,676,757	0.4
19,108		Entegris, Inc.	1,586,346	0.1
7,067	(1)	EPAM Systems, Inc.	2,559,597	0.2
6,079	(1)	Euronet Worldwide, Inc.	460,545	0.0
7,666	(1)	F5, Inc.	1,109,500	0.1
3,161	(1)	Fair Isaac Corp.	1,302,364	0.1
13,678	(1)	First Solar, Inc.	1,809,189	0.2
8,892	(1)	Five9, Inc.	666,722	0.1
9,403	(1)	FleetCor Technologies, Inc.	1,656,527	0.1
83,104	(1)	Fortinet, Inc.	4,082,900	0.4
9,883	(1)	Gartner, Inc.	2,734,527	0.2
23,242		Genpact Ltd.	1,017,302	0.1
35,424		Global Payments, Inc.	3,827,563	0.3
8,163	(1)	GLOBALFOUNDRIES, Inc.	394,681	0.0
5,241	(1)	Globant SA	980,486	0.1
20,147	(1)	GoDaddy, Inc.	1,428,019	0.1
10,767	(1),(2)	Guidewire Software, Inc.	663,032	0.1
167,251		Hewlett Packard Enterprise Co.	2,003,667	0.2
133,245		HP, Inc.	3,320,465	0.3
5,863	(1)	HubSpot, Inc.	1,583,714	0.1
4,717	(1),(2)	Informatica, Inc.	94,670	0.0
4,326	(1)	IPG Photonics Corp.	364,898	0.0
17,288		Jabil, Inc.	997,691	0.1
9,345		Jack Henry & Associates, Inc.	1,703,313	0.2
8,396	(1),(2)	Jamf Holding Corp.	186,055	0.0
41,145		Juniper Networks, Inc.	1,074,707	0.1
23,081	(1)	Keysight Technologies, Inc.	3,632,026	0.3
26,050	(1)	Kyndryl Holdings, Inc.	215,434	0.0
17,471	(1)	Lattice Semiconductor Corp.	859,748	0.1
3,112		Littelfuse, Inc.	618,323	0.1
8,876	(1)	Lumentum Holdings, Inc.	608,627	0.1
8,080	(1)	Manhattan Associates, Inc.	1,074,882	0.1
69,297		Microchip Technology, Inc.	4,229,196	0.4
7,377		MKS Instruments, Inc.	609,635	0.1
8,397	(1)	MongoDB, Inc.	1,667,308	0.1
5,843		Monolithic Power Systems, Inc.	2,123,346	0.2
21,205		Motorola Solutions, Inc.	4,749,284	0.4
16,835		National Instruments Corp.	635,353	0.1
8,965	(1),(2)	nCino, Inc.	305,796	0.0
16,365	(1)	NCR Corp.	311,099	0.0
28,286		NetApp, Inc.	1,749,489	0.2
6,757	(1)	New Relic, Inc.	387,717	0.0
73,555		NortonLifeLock, Inc.	1,481,398	0.1
27,565	(1)	Nutanix, Inc.	574,179	0.1
19,204	(1)	Okta, Inc.	1,092,131	0.1
55,872	(1)	ON Semiconductor Corp.	3,482,502	0.3
232,913	(1),(2)	Palantir Technologies, Inc.	1,893,583	0.2
41,543		Paychex, Inc.	4,661,540	0.4
6,592	(1)	Paycom Software, Inc.	2,175,294	0.2
6,078	(1),(2)	Paycor HCM, Inc.	179,666	0.0
5,111	(1)	Paylocity Holding Corp.	1,234,715	0.1
5,322		Pegasystems, Inc.	171,049	0.0
8,992	(1),(2)	Procore Technologies, Inc.	444,924	0.0
13,561	(1)	PTC, Inc.	1,418,481	0.1
36,221	(1)	Pure Storage, Inc. - Class A	991,369	0.1
13,252	(1)	Qorvo, Inc.	1,052,341	0.1
10,969	(1)	RingCentral, Inc.	438,321	0.0
23,802	(1)	SentinelOne, Inc.	608,379	0.1
6,497	(1)	Shift4 Payments, Inc.	289,831	0.0
20,707		Skyworks Solutions, Inc.	1,765,686	0.2
16,148	(1)	Smartsheet, Inc.	554,845	0.1
20,724	(1)	Splunk, Inc.	1,558,445	0.1
28,732		SS&C Technologies Holdings, Inc.	1,371,953	0.1
18,847		Switch, Inc.	634,955	0.1
19,636	(1)	Synopsys, Inc.	5,998,994	0.5
5,487		TD SYNNEX Corp.	445,490	0.0
5,963	(1)	Teledyne Technologies, Inc.	2,012,334	0.2
13,174	(1),(2)	Teradata Corp.	409,184	0.0
20,165	(2)	Teradyne, Inc.	1,515,400	0.1
11,025	(1)	Thoughtworks Holding, Inc.	115,652	0.0
31,972	(1)	Toast, Inc.	534,572	0.0
32,152	(1)	Trimble, Inc.	1,744,889	0.2
22,086	(1)	Twilio, Inc.	1,527,026	0.1
5,298	(1)	Tyler Technologies, Inc.	1,841,055	0.2
769	(2)	Ubiquiti, Inc.	225,748	0.0
48,038	(1),(2)	UiPath, Inc.	605,759	0.1
26,818	(1),(2)	Unity Software, Inc.	854,421	0.1
5,592		Universal Display Corp.	527,605	0.0
12,090	(1)	VeriSign, Inc.	2,100,033	0.2
9,250	(1)	Viasat, Inc.	279,628	0.0
20,324		Vontier Corp.	339,614	0.0
40,362	(1)	Western Digital Corp.	1,313,783	0.1
49,537		Western Union Co.	668,750	0.1
5,677	(1)	WEX, Inc.	720,638	0.1
6,912	(1)	Wix.com Ltd.	540,726	0.0
14,876	(1)	Wolfspeed, Inc.	1,537,583	0.1
6,644	(1)	Zebra Technologies Corp.	1,740,794	0.2
15,650	(1)	Zendesk, Inc.	1,190,965	0.1
32,520	(1)	Zoom Video Communications, Inc.	2,393,147	0.2
10,717	(1)	Zscaler, Inc.	1,761,553	0.2
			185,742,681	16.3

		Materials: 6.0%
15,072		Albemarle Corp.	3,985,640	0.3
23,145		Alcoa Corp.	779,061	0.1
193,142		Amcor PLC	2,072,414	0.2
8,430	(2)	Aptargroup, Inc.	801,103	0.1
19,198		Ardagh Metal Packaging SA	92,918	0.0
6,521		Ashland, Inc.	619,299	0.1
10,483		Avery Dennison Corp.	1,705,584	0.2
28,425	(1)	Axalta Coating Systems Ltd.	598,630	0.1
39,710	(2)	Ball Corp.	1,918,787	0.2
16,121	(1)	Berry Global Group, Inc.	750,110	0.1
13,944		Celanese Corp. - Series A	1,259,701	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
25,606		CF Industries Holdings, Inc.	$2,464,577	0.2
19,872		Chemours Co.	489,845	0.0
65,790	(1),(2)	Cleveland-Cliffs, Inc.	886,191	0.1
93,324		Corteva, Inc.	5,333,467	0.5
14,969		Crown Holdings, Inc.	1,212,938	0.1
64,585		DuPont de Nemours, Inc.	3,255,084	0.3
4,812		Eagle Materials, Inc.	515,750	0.0
15,759		Eastman Chemical Co.	1,119,677	0.1
29,413		Element Solutions, Inc.	478,550	0.0
16,218		FMC Corp.	1,714,243	0.2
105,651	(1),(2)	Ginkgo Bioworks Holdings, Inc.	329,631	0.0
39,373		Graphic Packaging Holding Co.	777,223	0.1
24,607		Huntsman Corp.	603,856	0.1
32,820		International Flavors & Fragrances, Inc.	2,981,041	0.3
46,547		International Paper Co.	1,475,540	0.1
9,428		Louisiana-Pacific Corp.	482,619	0.0
33,093		LyondellBasell Industries NV - Class A	2,491,241	0.2
8,008		Martin Marietta Materials, Inc.	2,579,297	0.2
44,405		Mosaic Co.	2,146,094	0.2
11,681	(1)	MP Materials Corp.	318,891	0.0
761		NewMarket Corp.	228,932	0.0
33,696		Nucor Corp.	3,605,135	0.3
17,214		Olin Corp.	738,136	0.1
11,897		Packaging Corp. of America	1,335,914	0.1
30,347		PPG Industries, Inc.	3,359,109	0.3
7,724		Reliance Steel & Aluminum Co.	1,347,143	0.1
8,437		Royal Gold, Inc.	791,559	0.1
16,431	(2)	RPM International, Inc.	1,368,867	0.1
5,196	(2)	Scotts Miracle-Gro Co.	222,129	0.0
18,766		Sealed Air Corp.	835,275	0.1
10,825		Silgan Holdings, Inc.	455,083	0.0
12,527		Sonoco Products Co.	710,657	0.1
27,293		SSR Mining, Inc.	401,480	0.0
22,295		Steel Dynamics, Inc.	1,581,830	0.1
30,261	(2)	United States Steel Corp.	548,329	0.0
22,763		Valvoline, Inc.	576,814	0.1
17,048		Vulcan Materials Co.	2,688,640	0.2
4,249		Westlake Corp.	369,153	0.0
32,630		WestRock Co.	1,007,941	0.1
			68,411,128	6.0

		Real Estate: 7.7%
20,861		Alexandria Real Estate Equities, Inc.	2,924,504	0.3
39,050		American Homes 4 Rent	1,281,230	0.1
34,604		Americold Realty Trust, Inc.	851,258	0.1
19,821		Apartment Income REIT Corp.	765,487	0.1
17,987		AvalonBay Communities, Inc.	3,313,026	0.3
20,178		Boston Properties, Inc.	1,512,745	0.1
38,400		Brixmor Property Group, Inc.	709,248	0.1
13,347		Camden Property Trust	1,594,299	0.1
41,262	(1)	CBRE Group, Inc.	2,785,598	0.2
19,443		Cousins Properties, Inc.	453,994	0.0
28,778		CubeSmart	1,152,847	0.1
21,759		Douglas Emmett, Inc.	390,139	0.0
–		Duke Realty Corp.	–	–
5,296		EastGroup Properties, Inc.	764,425	0.1
9,531		EPR Properties	341,782	0.0
22,866		Equity Lifestyle Properties, Inc.	1,436,899	0.1
47,688		Equity Residential	3,205,587	0.3
8,368		Essex Property Trust, Inc.	2,026,981	0.2
17,062		Extra Space Storage, Inc.	2,946,778	0.3
10,333		Federal Realty Investment Trust	931,210	0.1
16,960		First Industrial Realty Trust, Inc.	759,978	0.1
31,435		Gaming and Leisure Properties, Inc.	1,390,684	0.1
48,813	(2)	Healthcare Realty Trust, Inc.	1,017,751	0.1
69,432		Healthpeak Properties, Inc.	1,591,381	0.1
13,374		Highwoods Properties, Inc.	360,563	0.0
91,147		Host Hotels & Resorts, Inc.	1,447,414	0.1
4,715	(1)	Howard Hughes Corp.	261,164	0.0
17,711		Hudson Pacific Properties, Inc.	193,935	0.0
78,582		Invitation Homes, Inc.	2,653,714	0.2
37,167	(2)	Iron Mountain, Inc.	1,634,233	0.1
13,754	(2)	JBG SMITH Properties	255,549	0.0
6,146	(1)	Jones Lang LaSalle, Inc.	928,476	0.1
14,962		Kilroy Realty Corp.	630,050	0.1
77,766		Kimco Realty Corp.	1,431,672	0.1
11,132		Lamar Advertising Co.	918,279	0.1
10,830		Life Storage, Inc.	1,199,531	0.1
76,461	(2)	Medical Properties Trust, Inc.	906,827	0.1
14,783		Mid-America Apartment Communities, Inc.	2,292,400	0.2
22,587		National Retail Properties, Inc.	900,318	0.1
10,929		National Storage Affiliates Trust	454,428	0.0
30,256	(2)	Omega Healthcare Investors, Inc.	892,249	0.1
59,273	(1)	Opendoor Technologies, Inc.	184,339	0.0
28,694		Park Hotels & Resorts, Inc.	323,094	0.0
18,758		Rayonier, Inc.	562,177	0.1
79,592		Realty Income Corp.	4,632,254	0.4
22,062		Regency Centers Corp.	1,188,039	0.1
22,045		Rexford Industrial Realty, Inc.	1,146,340	0.1
13,734		SBA Communications Corp.	3,909,383	0.3
42,010		Simon Property Group, Inc.	3,770,398	0.3
8,241		SL Green Realty Corp.	330,959	0.0
17,490		Spirit Realty Capital, Inc.	632,438	0.1
32,708		STORE Capital Corp.	1,024,742	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
15,665		Sun Communities, Inc.	$2,119,944	0.2
41,687		UDR, Inc.	1,738,765	0.2
51,410		Ventas, Inc.	2,065,140	0.2
123,878		VICI Properties, Inc.	3,697,758	0.3
22,715	(2)	Vornado Realty Trust	526,079	0.1
59,743		Welltower, Inc.	3,842,670	0.3
16,732	(1),(2)	WeWork, Inc.	44,340	0.0
95,867		Weyerhaeuser Co.	2,737,962	0.2
24,619		WP Carey, Inc.	1,718,406	0.2
7,350	(1)	Zillow Group, Inc. - Class A	210,431	0.0
20,634	(1),(2)	Zillow Group, Inc. - Class C	590,339	0.1
			88,504,630	7.7

		Utilities: 5.8%
85,907		AES Corp.	1,941,498	0.2
32,276		Alliant Energy Corp.	1,710,305	0.2
33,145		Ameren Corp.	2,669,830	0.2
23,431		American Water Works Co., Inc.	3,049,779	0.3
17,769	(2)	Atmos Energy Corp.	1,809,773	0.2
9,125		Avangrid, Inc.	380,513	0.0
16,439		Brookfield Renewable Corp.	537,227	0.0
81,140		Centerpoint Energy, Inc.	2,286,525	0.2
37,283		CMS Energy Corp.	2,171,362	0.2
45,705		Consolidated Edison, Inc.	3,919,661	0.3
42,055		Constellation Energy Corp.	3,498,555	0.3
24,844		DTE Energy Co.	2,858,302	0.3
48,420		Edison International	2,739,604	0.2
26,143		Entergy Corp.	2,630,770	0.2
29,794		Essential Utilities, Inc.	1,232,876	0.1
28,625		Evergy, Inc.	1,700,325	0.2
44,381		Eversource Energy	3,459,943	0.3
69,931		FirstEnergy Corp.	2,587,447	0.2
14,004		Hawaiian Electric Industries	485,379	0.0
6,479		Idacorp, Inc.	641,486	0.1
11,284		National Fuel Gas Co.	694,530	0.1
52,282		NiSource, Inc.	1,316,984	0.1
30,381		NRG Energy, Inc.	1,162,681	0.1
25,709		OGE Energy Corp.	937,350	0.1
199,754	(1),(2)	PG&E Corp.	2,496,925	0.2
14,534		Pinnacle West Capital Corp.	937,588	0.1
94,907		PPL Corp.	2,405,892	0.2
64,128		Public Service Enterprise Group, Inc.	3,605,917	0.3
26,953		UGI Corp.	871,390	0.1
52,919		Vistra Corp.	1,111,299	0.1
40,643		WEC Energy Group, Inc.	3,634,703	0.3
70,238		Xcel Energy, Inc.	4,495,232	0.4
			65,981,651	5.8
	Total Common Stock
	(Cost $665,146,542)		1,125,832,388	98.6

EXCHANGE-TRADED FUNDS: 1.0%
181,116		iShares Russell Midcap Index Fund	11,256,359	1.0

	Total Exchange-Traded Funds
	(Cost $11,673,020)		11,256,359	1.0

	Total Long-Term Investments
	(Cost $676,819,562)		1,137,088,747	99.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.9%
		Repurchase Agreements: 5.0%
4,558,902	(4)	BNP Paribas S.A., Repurchase Agreement dated 09/30/22, 2.94%, due 10/03/22 (Repurchase Amount $4,560,004, collateralized by various U.S. Government Securities, 0.000%-6.125%, Market Value plus accrued interest $4,650,080, due 09/15/23-05/15/52)	4,558,902	0.4
12,749,964	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $12,753,160, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $13,004,964, due 11/01/22-08/20/72)	12,749,964	1.1
6,414,360	(4)	Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $6,415,973, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $6,544,328, due 10/15/22-08/15/52)	6,414,360	0.6

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,468,067	(4)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/22, 2.96%, due 10/03/22 (Repurchase Amount $2,468,667, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,517,429, due 10/04/22-05/15/52)	$2,468,067	0.2
3,822,637	(4)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $3,823,605, collateralized by various U.S. Government Agency Obligations, 0.550%-8.000%, Market Value plus accrued interest $3,900,090, due 11/01/22-08/20/72)	3,822,637	0.3
17,528,331	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $17,532,711, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $17,878,898, due 08/15/25-08/20/52)	17,528,331	1.6
9,350,799	(4)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $9,353,135, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,538,047, due 10/15/24-02/15/51)	9,350,799	0.8

	Total Repurchase Agreements
	(Cost $56,893,060)		56,893,060	5.0

		Time Deposits: 1.6%
1,790,000	(4)	Barclays Bank PLC, 3.090%, 10/03/2022	1,790,000	0.2
1,470,000	(4)	Canadian Imperial Bank of Commerce, 3.030%, 10/03/2022	1,470,000	0.1
1,620,000	(4)	Credit Agricole, 3.060%, 10/03/2022	1,620,000	0.1
1,650,000	(4)	Landesbank Baden-Wurttemberg, 3.070%, 10/03/2022	1,650,000	0.1
1,650,000	(4)	Mizuho Bank Ltd., 3.070%, 10/03/2022	1,650,000	0.1
1,430,000	(4)	National Australia Bank Ltd., 3.050%, 10/03/2022	1,430,000	0.1
1,850,000	(4)	Royal Bank of Canada, 3.070%, 10/03/2022	1,850,000	0.2
1,850,000	(4)	Skandinaviska Enskilda Banken AB, 3.050%, 10/03/2022	1,850,000	0.2
1,470,000	(4)	Societe Generale, 3.060%, 10/03/2022	1,470,000	0.1
1,840,000	(4)	Svenska Handelsbanken AB, 3.000%, 10/03/2022	1,840,000	0.2
1,790,000	(4)	Toronto-Dominion Bank, 3.060%, 10/03/2022	1,790,000	0.2

	Total Time Deposits
	(Cost $18,410,000)		18,410,000	1.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.3%
3,354,000	(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
		(Cost $3,354,000)	3,354,000	0.3

	Total Short-Term Investments
	(Cost $78,657,060)		78,657,060	6.9

	Total Investments in Securities (Cost $755,476,622)		$1,215,745,807	106.5
	Liabilities in Excess of Other Assets		(73,880,099)	(6.5)
	Net Assets		$1,141,865,708	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2022.

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$46,680,531	$–	$–	$46,680,531
Consumer Discretionary	128,010,079	–	–	128,010,079
Consumer Staples	41,359,410	–	–	41,359,410
Energy	56,149,343	–	–	56,149,343
Financials	155,191,900	–	–	155,191,900
Health Care	118,927,270	–	–	118,927,270
Industrials	170,873,765	–	–	170,873,765
Information Technology	184,055,489	1,687,192	–	185,742,681
Materials	68,411,128	–	–	68,411,128
Real Estate	88,504,630	–	–	88,504,630
Utilities	65,981,651	–	–	65,981,651
Total Common Stock	1,124,145,196	1,687,192	–	1,125,832,388
Exchange-Traded Funds	11,256,359	–	–	11,256,359
Short-Term Investments	3,354,000	75,303,060	–	78,657,060
Total Investments, at fair value	$1,138,755,555	$76,990,252	$–	$1,215,745,807
Liabilities Table
Other Financial Instruments+
Futures	$(440,674)	$–	$–	$(440,674)
Total Liabilities	$(440,674)	$–	$–	$(440,674)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$1,025,948	$-	$(79,587)	$(188,296)	$758,065	$8,789	$100,986	$-
	$1,025,948	$-	$(79,587)	$(188,296)	$758,065	$8,789	$100,986	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	18	12/16/22	$3,974,760	$(440,674)
			$3,974,760	$(440,674)

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $765,247,282.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$560,602,014
Gross Unrealized Depreciation	(110,544,163)

Net Unrealized Appreciation	$450,057,851